GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 910,538	$ (2,387,451)	$ (836,035)	$ (836,035)	$ (8,238,808)
Working Capital Deficit	29,077,591	40,244,765		29,077,591
Net Income (Loss) Attributable to Parent	$ (910,538)	$ 2,387,451	$ 836,035	$ 836,035	$ 8,238,808